Accounts Receivable, Net - Schedule of Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ (46,062)	$ (48,657)	$ (66,764)
Allowance for doubtful accounts	(22,801)	(2,230)	19,739
Accounts receivable written off, net	4,208	3,424	1,482
Allowance for doubtful accounts of acquired entities	(17,890)	(1,118)	(4,728)
Translation difference	(1,822)	2,519	1,614
Balance at end of year	$ (84,367)	$ (46,062)	$ (48,657)